INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Gross operating loss carry forward	$ 39,727,050	$ 33,522,769
Increase in tax asset valuation allowance	1,487,238
Potential tax benefit arising from net operating loss carryforward	4,357,876
Potential tax benefit arising from net operating loss carryforward within annual usage limitations	$ 5,382,322